Stockholders’ Deficit (Tables)		12 Months Ended
	Jul. 02, 2025	Sep. 30, 2024
Sonnet BioTherapeutics Holdings, Inc. [Member]
Subsidiary or Equity Method Investee [Line Items]
Schedule of Warrants Outstanding

As of June 30, 2025, the following equity-classified warrants and related terms were outstanding:

	Warrants Outstanding	Exercise Price	Expiration Date
Common stock warrants August 2021	14,031	$2,094.4000	August 24, 2026
Underwriter warrants August 2021	284	$2,618.0000	August 19, 2026
Chanticleer warrants	6	$144,144.00 - $224,224.00	April 30, 2027 - December 17, 2028
Series C warrants	2,297	$7,860.1600	October 16, 2025
Series 3 warrants	1,566	$717.0240	August 15, 2027
Common stock warrants February 2023	31,563	$190.0800	February 10, 2028
Underwriter warrants February 2023	1,933	$237.6000	February 8, 2028
Common stock private placement warrants June 2023	28,409	$12.4000	June 21, 2029
Placement agent warrants June 2023	852	$118.7824	December 30, 2026
Common stock warrants October 2023	354,994	$9.6000	October 27, 2028
Pre-funded warrants October 2023	99,687	$0.0008	—
Underwriter warrants October 2023	10,664	$16.0000	October 24, 2028
Placement agent warrants June 2024	14,142	$14.8800	June 19, 2029
Common stock warrants June 2024	703,125	$12.4000	June 21, 2029
Common stock warrants November 2024	2,222,222	$4.5000	November 7, 2029
Common stock registered direct warrants December 2024	1,085,325	$2.1000	December 9, 2029
Common stock PIPE warrants December 2024	673,000	$2.1000	December 9, 2029
Pre-funded warrants December 2024	545,500	$0.0001	—
Total	5,789,600

As of September 30, 2024, the following equity-classified warrants and related terms were outstanding:

	Warrants Outstanding	Exercise Price	Expiration Date
Common stock warrants August 2021	14,031	$2,094.40	August 24, 2026
Underwriter warrants August 2021	284	$2,618	August 19, 2026
Chanticleer warrants	6	$144,144.00 - $224,224.00	April 30, 2027 - December 17, 2028
Series C warrants	2,297	$7,860.16	October 16, 2025
Series 3 warrants	1,566	$717.024	August 15, 2027
Common stock warrants February 2023	33,982	$190.08	February 10, 2028
Underwriter warrants February 2023	1,933	$237.60	February 8, 2028
Common stock private placement warrants June 2023	28,409	$12.4000	June 21, 2029
Placement agent warrants June 2023	852	$118.7824	December 30, 2026
Common stock warrants October 2023	354,994	$9.6000	October 27, 2028
Pre-funded warrants October 2023	99,687	$0.0008	—
Underwriter warrants October 2023	10,664	$16.0000	October 24, 2028
Placement agent warrants June 2024	14,142	$14.8800	June 19, 2029
Common stock warrants June 2024	703,125	$12.4000	June 21, 2029
Total	1,265,972